Other Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Expenses
Foreign currency losses	€ 107	€ 56
Miscellaneous other items	23	2
Total other expenses	€ 130	€ 58